Investments in Affiliates - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Schedule of Equity Method Investments [Line Items]
Amount pledged as collateral	¥ 3,040	¥ 1,489
Kagoshima Mega Solar Power
Schedule of Equity Method Investments [Line Items]
Loans secured by collateral	19,490
Equity Method Investments | Kagoshima Mega Solar Power
Schedule of Equity Method Investments [Line Items]
Amount pledged as collateral	¥ 1,781